Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					$ 323,900,000	[1]	$ 302,700,000
Additions					87,700,000		94,900,000
Acquisitions through business combinations (note 3)					28,300,000
Depreciation					(73,700,000)		(67,600,000)
Write down of assets and other disposals					(900,000)		(5,500,000)
Foreign exchange and other					0		(600,000)
Property, plant and equipment, ending balance	$ 323,900,000	[1]		$ 302,700,000	365,300,000		323,900,000	[1]
Impairment	0			0			3,800,000
Assets recognized under finance leases	0				12,800,000		0
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					11,100,000		10,900,000
Additions					0		0
Acquisitions through business combinations (note 3)					3,600,000
Depreciation					0		0
Write down of assets and other disposals					0		0
Foreign exchange and other					100,000		200,000
Property, plant and equipment, ending balance	11,100,000			10,900,000	14,800,000		11,100,000
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					141,600,000		140,100,000
Additions					25,400,000		22,800,000
Acquisitions through business combinations (note 3)					10,800,000
Depreciation					(20,400,000)		(21,300,000)
Write down of assets and other disposals					0		(200,000)
Foreign exchange and other					100,000		200,000
Property, plant and equipment, ending balance	141,600,000			140,100,000	157,500,000		141,600,000
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					171,200,000		151,700,000
Additions					62,300,000		72,100,000
Acquisitions through business combinations (note 3)					13,900,000
Depreciation					(53,300,000)		(46,300,000)
Write down of assets and other disposals					(900,000)		(5,300,000)
Foreign exchange and other					(200,000)		(1,000,000)
Property, plant and equipment, ending balance	$ 171,200,000			$ 151,700,000	193,000,000		$ 171,200,000
Solar panel manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, ending balance					$ 4,800,000
Impairment			$ 3,800,000

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)